UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976

Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847/520-0999

Signature, Place, and Date of Signing:

                  /s/ Michael E. Leonetti       Buffalo Grove, IL     08/07/2003
                  --------------------------    -----------------     ----------
                  [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                          ---------

Form 13F Information Table Entry Total:          43
                                          ---------

Form 13F Information Table Value Total:   $ 120,545
                                          ---------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                    FORM 13F
                           Leonetti & Associates, Inc.
                                    30-Jun-03

                                                           VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
--------------------------- --------------   --------- ----------- --------     ---  ----  ------- --------  --------  ------   ----
AOL Time Warner                     COM      00184A105    $1,779    110,540     SH          Sole              16,500          94,040
American Standard                   COM      029712106      $665      9,000     SH          Sole               9,000
Aramark Corp Cl B                   CLB      038521100    $2,188     97,600     SH          Sole              15,000          82,600
Associated Banc Corp                COM      045487105      $392     10,700     SH          Sole                              10,700
Avon Products Inc                   COM      054303102    $3,175     51,050     SH          Sole               1,000          50,050
BB & T Corp Com                     COM      054937107    $3,305     96,350     SH          Sole              20,000          76,350
Bed Bath & Beyond Inc               COM      075896100    $4,546    117,100     SH          Sole              12,000         105,100
Biomet Inc                          COM      090613100    $2,714     94,600     SH          Sole              10,000          84,600
Black & Decker                      COM      091797100      $348      8,000     SH          Sole               8,000
Borg Warner Inc                     COM      099724106    $6,292     97,700     SH          Sole              14,700          83,000
Charter One Financial Inc           COM      160903100    $2,955     94,763     SH          Sole              11,025          83,738
Computer Sciences Corp              COM      205363104      $534     14,000     SH          Sole              14,000
Conagra Foods Inc                   COM      205887102    $4,816    204,075     SH          Sole              17,000         187,075
Dean Foods Co                       COM      242370104    $4,437    140,842     SH          Sole              18,750         122,092
Dial Corp New Com                   COM      25247D101    $1,791     92,100     SH          Sole              17,700          74,400
Diamonds Trust                 UNIT SERIES 1 252787106    $4,127     45,900     SH          Sole                              45,900
Eon Labs                            COM      29412E100    $1,476     42,000     SH          Sole               5,000          37,000
Exelon Corp                         COM      30161N101    $3,014     50,400     SH          Sole                              50,400
Hewlett-Packard Compaq              COM      428236103      $320     15,000     SH          Sole              15,000
Hot Topic Inc Com                   COM      441339108    $1,620     60,100     SH          Sole               5,000          55,100
JetBlue Airways Corp                COM      477143101    $6,187    147,375     SH          Sole              11,750         135,625
Johnson & Johnson                   COM      478160104    $6,742    130,400     SH          Sole              15,000         115,400
Kellogg Co                          COM      487836108    $2,935     85,400     SH          Sole                              85,400
Leapfrog Enterprises Inc            CLA      52186N106    $3,162     99,400     SH          Sole               5,000          94,400
Nasdaq 100                     UNIT SERIES 1 631100104    $2,781     92,850     SH          Sole                              92,850
Nextel Communications Inc           CLA      65332V103    $3,961    219,200     SH          Sole              15,000         204,200
Nokia Corp                     SPECIAL ADR   654902204    $3,547    215,900     SH          Sole              23,000         192,900
P F Chang's China Bistro Inc.       COM      69333Y108    $1,575     32,000     SH          Sole                              32,000
Patterson UTI Energy                COM      703481101    $2,259     69,800     SH          Sole              15,000          54,800
Pepsi Bottling Group                COM      713409100    $1,247     62,300     SH          Sole                              62,300
Prudential Financial Inc            COM      744320102    $1,440     42,800     SH          Sole                              42,800
SPDR TRUST                     UNIT SERIES 1 78462F103    $6,951     71,200     SH          Sole              11,200          60,000
Safeco Corp                         COM      786429100    $2,287     64,800     SH          Sole                              64,800
Sara Lee Corp                       COM      803111103    $3,722    197,900     SH          Sole              22,700         175,200
Stericycle Inc                      COM      858912108    $2,444     63,700     SH          Sole               5,500          58,200
Sunrise Senior Living, Inc          COM      86768K106    $1,544     69,000     SH          Sole              15,000          54,000
Sysco Corp                          COM      871829107    $1,849     61,550     SH          Sole                              61,550
Target Corporation                  COM      87612E106      $303      8,000     SH          Sole               8,000
Tribune Co                          COM      896047107    $6,059    125,450     SH          Sole              17,000         108,450
Verizon Communications              COM      92343V104    $2,730     69,200     SH          Sole                              69,200
Waste Connections Inc               COM      941053100    $1,076     30,700     SH          Sole                              30,700
Wells Fargo & Co                    COM      949746101    $2,972     58,975     SH          Sole                              58,975
YUM! Brands Inc.                    COM      988498101    $2,278     77,050     SH          Sole                              77,050
------------------------------------------------------------------------------------------------------------------------------------
REPORT SUMMARY                      43     DATA RECORDS $120,545